CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 6: -	CASH AND CASH EQUIVALENTS

	December 31,
	2023	2022

Cash for immediate withdrawal in USD	$19,067	$22,315
Cash for immediate withdrawal in New Israeli Shekels (“NIS”)	1,642	6,204
Cash for immediate withdrawal in Euro and other currencies	63	461

	$20,772	$28,980